Income Taxes - Schedule of Reconciliation of the Beginning and Ending Amount of Gross Unrecognized Tax Positions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Uncertainties [Abstract]
Unrecognized tax benefits, beginning of year	$ 33	$ 26
Additions related to current year tax positions	20	7
Net deferred tax assets	$ 53	$ 33